The following table illustrates the calculation of pro forma earnings per share: (Details) - Pro Forma [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Pro forma net loss	$ (158,725)	$ (165,957)
Weighted average shares outstanding:	97,075,977	97,075,977
Net Loss per share - basic and diluted	$ (0.00)	$ (0.00)